UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2009

                    UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2009






                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statements of Changes in Members' Capital......................................4

Statement of Cash Flows........................................................6

Financial Highlights...........................................................7

Notes to Financial Statements..................................................8

Schedule of Portfolio Investments..............................................19

(ERNST & YOUNG LOGO)                    Ernst & Young LLP
                                        5 Times Square
                                        New York, New York 10036-6530

                                        Tel: (212) 773-3000

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Tamarack International Fund, L.L.C. at December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended., in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)


February 23, 2010



                A member firm of Ernst & Young Global Limited                  1

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                         STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $137,443,201)                                  $   145,406,134
Cash and cash equivalents                                                                          17,673,996
Foreign cash, at fair value (cost $3,832,902)                                                       3,841,823
Due from broker                                                                                    27,264,820
Unrealized appreciation on forward contracts                                                        1,853,849
Interest receivable                                                                                    67,912
Dividends receivable                                                                                   28,838
Other assets                                                                                           12,787
--------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                      196,150,159
--------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $47,268,983)                  46,277,912
Withdrawals payable                                                                                 5,874,748
Dividends payable                                                                                     371,049
Unrealized depreciation on forward contracts                                                          268,314
Professional fees payable                                                                             213,321
Interest payable                                                                                      200,833
Management Fee payable                                                                                145,015
Administration fee payable                                                                             24,637
Withdrawals payable due to Adviser                                                                      3,094
Other liabilities                                                                                      54,693
--------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                  53,433,616
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $   142,716,543
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                     $   132,168,083
Net change in unrealized appreciation/depreciation on investments in securities, securities
 sold, not yet purchased and forward contracts and foreign currency translations                   10,548,460
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $   142,716,543
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             2

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                       STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividend (less foreign withholding taxes of $398,419)                                         $     2,143,073
Interest                                                                                              389,553
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                             2,532,626
--------------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                      1,907,006
Dividends on securities sold, not yet purchased                                                     1,873,361
Margin interest                                                                                     1,408,051
Professional fees                                                                                     525,682
Custody fee                                                                                           364,548
Administration fee                                                                                    161,818
Directors' fees                                                                                        56,131
Printing, insurance and other expenses                                                                232,765
--------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                      6,529,362
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                (3,996,736)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
 Investments in securities                                                                         72,891,946
 Securities sold, not yet purchased                                                               (21,904,167)
 Forward contracts and foreign currency transactions                                               (3,908,660)
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                         (4,266,874)
 Securities sold, not yet purchased                                                                (4,082,952)
 Forward contracts and foreign currency translations                                                2,650,832
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                             41,380,125
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                      $    37,383,389
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             3

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                        YEARS ENDED DECEMBER 31, 2008 AND 2009

--------------------------------------------------------------------------------------------------------------
                                                                    ADVISER          MEMBERS        TOTAL
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2008                           $  18,363,598   $1,163,808,337   $1,182,171,935

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        31,601        4,727,145        4,758,746
 Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, and forward
      contracts and foreign currency transactions                  (940,594)    (293,594,502)    (294,535,096)
 Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased, and forward contracts and foreign
      currency translations                                        (229,567)    (107,844,145)    (108,073,712)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                      (1,138,560)    (396,711,502)    (397,850,062)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --       16,956,443       16,956,443
Adviser and Members' withdrawals                                (15,812,857)    (582,206,840)    (598,019,697)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                           (15,812,857)    (565,250,397)    (581,063,254)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                         $   1,412,181   $  201,846,438   $  203,258,619
--------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                       (23,072)      (3,973,664)      (3,996,736)
 Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, and forward
      contracts and foreign currency transactions                   553,407       46,525,712       47,079,119
 Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased, and forward contracts and foreign
      currency translations                                         (42,974)      (5,656,020)      (5,698,994)
Incentive allocation                                                  3,094           (3,094)              --
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                   $     490,455   $   36,892,934   $   37,383,389
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             4

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                         STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (CONTINUED)

--------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31, 2008 AND 2009

--------------------------------------------------------------------------------------------------------------
                                                                    ADVISER          MEMBERS        TOTAL
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                        $          --   $    2,650,000   $    2,650,000
Adviser and Members' withdrawals                                     (3,094)    (100,572,371)    (100,575,465)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                (3,094)     (97,922,371)     (97,925,465)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                         $   1,899,542   $  140,817,001   $  142,716,543
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             5

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                       STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                      $    37,383,389
Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:
 Purchases of investments                                                                      (2,098,126,528)
 Proceeds from disposition of investments                                                       2,212,649,515
 Proceeds received from securities sold, not yet purchased                                        843,867,286
 Cost to cover securities sold, not yet purchased                                                (863,080,437)
 Net realized (gain)/loss from investments in securities and securities sold, not yet
  purchased                                                                                       (50,987,779)
  Net accretion of bond discount and amortization of bond premium                                        (338)
  Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, and forward contracts and foreign currency
   translations                                                                                     5,698,994
 Changes in assets and liabilities:
  (Increase) decrease in assets:
   Due from broker                                                                                    869,587
   Dividends receivable                                                                               290,086
   Interest receivable                                                                                (60,351)
   Investments sold, not settled                                                                    1,753,354
   Other assets                                                                                        (7,533)
  Increase (decrease) in liabilities:
   Administration fee payable                                                                         (10,399)
   Dividends payable                                                                                  354,319
   Interest payable                                                                                   126,392
   Investments purchased, not settled                                                              (2,089,485)
   Management Fee payable                                                                             (64,241)
   Professional fees payable                                                                         (160,565)
   Other liabilities                                                                                  (45,865)
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                          88,359,401

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                            2,650,000
Payments on Members' withdrawals, including change in withdrawals payable                        (121,750,013)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                            (119,100,013)

Net decrease in cash and cash equivalents                                                         (30,740,612)
Cash and cash equivalents--beginning of year                                                       48,414,608
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                        $    17,673,996
--------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
  Interest paid                                                                               $     1,281,659
--------------------------------------------------------------------------------------------------------------



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             6

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                          FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

     The following  represents the ratios to average members' capital and other  supplemental  information for the periods indicated:

                                                YEARS ENDED DECEMBER 31,
                                                ------------------------
                                    2009           2008             2007             2006           2005
                                    ----           ----             ----             ----           ----
     Ratio of net investment
     income (loss) to average
     members' capital(a)           (2.51%)         0.66%           (0.87%)           0.66%          0.30%

     Ratio of total expenses
     to average members'
     capital before Incentive
     Allocation(a)                  4.10%          2.78%            3.70%            1.77%          1.78%

     Ratio of total expenses
     to average members'
     capital after Incentive
     Allocation(a,b)                4.10%(c)       2.78%            5.15%            4.98%          5.84%

     Portfolio turnover rate    1,460.13%        969.14%          500.19%          389.87%        338.96%

     Total return before
     Incentive Allocation(d)       32.88%        (45.36%)           7.67%           17.69%         20.34%

     Total return after
     Incentive Allocation(e)       32.88%(c)     (45.36%)           6.13%           14.15%         16.27%

     Average debt ratio(a)         37.69%          0.60%           14.87%            0.39%          1.80%

     Members' capital at end
     of year                    $142,716,543   $203,258,619   $1,182,171,935   $1,152,927,258   $723,967,167

          (a)  The average members' capital used in the above ratios are calculated using pre-tender  members'
               capital.

          (b)  Ratio of total expenses to average members'  capital after Incentive  Allocation to the Adviser may vary from the above for individual Members due to Incentive Allocation, if applicable,  and timing of capital transactions.

          (c)  The impact of the Incentive Allocation is less than 0.005%.

          (d)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund  interest  on the last  day of the  period  noted,  and does not  reflect  the deduction of placement  fees,  if any,  incurred  when  subscribing  to the Fund. An individual
               Member's  ratios  and  returns  may  vary  from  the  above  based  on the  timing  of  capital transactions.  e Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive
               Allocation  to the  Adviser,  and does not reflect the  deduction of  placement  fees,  if any, incurred when subscribing to the Fund. An individual  Member's ratios and returns may vary from the above based on Incentive Allocation, if applicable, and the timing of capital transactions.



                  The accompanying notes are an integral part of these financial statements.
                                                                                                             7

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management, L.L.C. ("RCMLLC"). UBSFA is the managing member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

2.   NEW ACCOUNTING PRONOUNCEMENTS

     On January 1, 2009, the Fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the Fund's members' capital or results of operations.

     On June 30, 2009, the Fund adopted new accounting guidance to determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets and liabilities) and identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. The guidance also expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the Fund's members' capital or results of operations.

     In June 2009, the Financial Accounting Standards Board ("FASB") issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("Codification"). The standard identifies the Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission and its staff. The Codification did not change U. S. generally accepted accounting principles ("GAAP"), but rather organized them into a hierarchy where all guidance within the Codification carries an equal level of authority. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3--significant   unobservable   inputs   (including  the  Fund's  own
     assumptions in determining the fair value of investments.)

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. The major categories include the following, although additional types may also be necessary:

          a. Equity securities (segregated by industry type, company size, or investment objective)

          b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies

          c. Debt securities issued by states of the United States and political subdivisions of the states

          d.   Debt securities issued by foreign governments

          e.   Corporate debt securities

          f.   Residential mortgage-backed securities

          g.   Commercial mortgage-backed securities

          h.   Collateralized debt obligations

          i.   Other debt obligations

     A detailed depiction of the portfolio broken down into the levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at December 31, 2009.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $3,996,736 and $47,079,119 from accumulated net investment loss and accumulated net realized gain from investments in securities, securities sold, not yet purchased,

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES (CONTINUED)

     derivative contracts and foreign currency transactions respectively, to net capital contributions during the year ended December 31, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2009 and had no effect on members' capital.

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's capital account. A portion of the Management Fee is paid by UBSFA to RCMLLC.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2009, UBS FSI and its affiliates earned brokerage commissions of $26,793 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in member capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     The Incentive Allocation for the year ended December 31, 2009 and the year ended December 31, 2008 was $3,094 and $0; respectively, and has been recorded as an increase to the Adviser's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

     As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund and other

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     clients. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

6.   SECURITIES TRANSACTIONS

     Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31, 2009 amounted to $2,961,206,965 and $3,056,516,801, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $863,080,437 and $843,867,286, respectively.

     At December 31, 2009, the tax basis of investments was $85,355,900 resulting in accumulated net unrealized appreciation on investments of $17,614,145 which consists of $19,069,063 gross unrealized appreciation and $1,454,918 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

7.   DUE TO BROKER (CONTINUED)

     account held by the Custodian. For the year ended December 31, 2009, the Fund's average interest rate paid on borrowings was 1.31% per annum and the average borrowings outstanding were $60,078,440. The Fund pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker. During the year ended December 31, 2009, the Fund recorded margin interest expense of $1,408,051.

8.   DUE FROM BROKER

     The cash due from broker (Morgan Stanley & Co. Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund may hold include forward foreign currency exchange and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swap contracts represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap contract is valued at the swap contract's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

     The realized and unrealized gain/(loss) on forward foreign currency exchange contracts is $(2,453,841) and $2,565,755, respectively, and are included in the realized gain/loss from forward contracts and foreign currency transactions and net change in unrealized appreciation/depreciation on forward contracts and foreign currency translations on the Statement of Operations. Unrealized appreciation/depreciation on forward foreign currency exchange contracts is included on the Statement of Assets, Liabilities and Members' Capital.

     The volume of activity of forward foreign currency exchange contracts that is presented in the Schedule of Portfolio Investments is consistent with the derivative activity during the year ended December 31, 2009.

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

11.  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through February 23, 2010, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2009

                INVESTMENTS IN SECURITIES (101.88%)

  PAR ($)                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (1.69%)
                COMMERCIAL BANKS - NON US (1.69%)
    2,543,000   Swedbank AB, 9.00%, 12/29/49 - (Sweden) (a),(b)                                      $   2,415,850
                                                                                                     -------------
                TOTAL CORPORATE BONDS (Cost $1,907,588)                                                  2,415,850
                                                                                                     -------------
    SHARES
-------------
                COMMON STOCK (97.94%)
                AGRICULTURAL CHEMICALS (2.05%)
       10,401   Syngenta AG - (Switzerland) (a),(c)                                                      2,924,857
                                                                                                     -------------
                ATHLETIC FOOTWEAR (1.47%)
        6,320   Puma AG Rudolf Dassler Sport - (Germany) (a)                                             2,102,224
                                                                                                     -------------
                AUTO - CARS/LIGHT TRUCKS (2.12%)
      350,922   Volvo AB - (Sweden) (a),(c)                                                              3,020,148
                                                                                                     -------------
                BREWERY (2.05%)
       55,972   Anheuser-Busch InBev NV - (Belgium) (a),(c)                                              2,922,712
                                                                                                     -------------
                BUILDING PRODUCTS - CEMENT/AGGREGATE (5.16%)
       79,732   HeidelbergCement AG - (Germany) (a),(c)                                                  5,517,259
       23,802   Holcim, Ltd. - (Switzerland) (a)                                                         1,853,505
                                                                                                     -------------
                                                                                                         7,370,764
                                                                                                     -------------
                CHEMICALS - OTHER (1.10%)
      513,680   Filtrona PLC - (United Kingdom) (a),(c)                                                  1,567,792
                                                                                                     -------------
                CHEMICALS - SPECIALTY (3.67%)
        6,547   Givaudan SA - (Switzerland) (a),(c)                                                      5,234,433
                                                                                                     -------------
                COMMERCIAL BANKS - NON US (8.55%)
      201,819   Banco Santander Brasil SA - (Brazil) (a)                                                 2,813,357
    3,979,260   Bank Rakyat Indonesia - (Indonesia) (a)                                                  3,240,164
       51,152   BNP Paribas - (France) (a)                                                               4,102,493
    2,047,484   China Construction Bank Corporation - (Hong Kong) (a)                                    1,761,237
      146,746   The Governor and Company of the Bank of Ireland - (Ireland) (a)                            278,969
                                                                                                     -------------
                                                                                                        12,196,220
                                                                                                     -------------
                CONTAINERS - METAL/GLASS (1.57%)
       66,589   Gerresheimer AG - (Germany) (a),(c)                                                      2,245,142
                                                                                                     -------------
                DIVERSIFIED FINANCIAL SERVICES (1.11%)
      641,000   China Everbright, Ltd. - (Hong Kong) (a)                                                 1,587,196
                                                                                                     -------------
                DIVERSIFIED MANUFACTURING OPERATIONS (2.02%)
      198,718   Aalberts Industries NV - (Netherlands) (a)                                               2,876,748
                                                                                                     -------------
                DIVERSIFIED MINERALS (3.30%)
    2,379,041   Centamin Egypt, Ltd. - (Australia) *,(a),(c)                                             4,706,218
                                                                                                     -------------
                E-COMMERCE/PRODUCTS (2.87%)
      546,762   Yoox SpA - (Italy) *,(a)                                                                 4,094,890
                                                                                                     -------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                                19

                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2009

    SHARES                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                COMMON STOCK (CONTINUED)
                E-COMMERCE/SERVICES (4.08%)
      628,500   Alibaba.Com, Ltd. - (Cayman Islands) *,(a)                                           $   1,458,980
      256,897   Rightmove PLC - (United Kingdom) (a)                                                     2,092,928
      362,244   Wotif.Com Holdings, Ltd. - (Australia) (a)                                               2,264,207
                                                                                                     -------------
                                                                                                         5,816,115
                                                                                                     -------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS (5.42%)
       89,489   Aixtron AG - (Germany) (a)                                                               3,017,248
    1,648,274   ARM Holdings PLC - (United Kingdom) (a)                                                  4,724,565
                                                                                                     -------------
                                                                                                         7,741,813
                                                                                                     -------------
                ENGINEERING/R&D SERVICES (2.84%)
      432,345   Mouchel Group PLC - (United Kingdom) (a),(c)                                             1,862,383
      131,330   Tognum AG - (Germany) (a),(c)                                                            2,185,724
                                                                                                     -------------
                                                                                                         4,048,107
                                                                                                     -------------
                FINANCE - OTHER SERVICES (2.09%)
      487,152   IG Group Holdings PLC - (United Kingdom) (a)                                             2,987,814
                                                                                                     -------------
                FOOD - RETAIL (1.62%)
      644,000   China Mengniu Dairy Company, Ltd. - (Hong Kong) (a)                                      2,304,731
                                                                                                     -------------
                HUMAN RESOURCES (6.39%)
       64,046   Adecco SA - (Switzerland) (a)                                                            3,534,534
    1,174,794   Sthree PLC - (United Kingdom) (a),(c)                                                    5,590,825
                                                                                                     -------------
                                                                                                         9,125,359
                                                                                                     -------------
                INTERNET GAMBLING (2.47%)
      840,318   PartyGaming PLC - (United Kingdom) (a),(c)                                               3,528,183
                                                                                                     -------------
                INTERNET INFRASTRUCTURE SOFTWARE (1.26%)
       96,188   ORC Software AB - (Sweden) (a),(c)                                                       1,798,448
                                                                                                     -------------
                INVESTMENT MANAGEMENT/ADVISORY SERVICES (4.02%)
      182,937   Azimut Holding SpA - (Italy) (a)                                                         2,461,942
      152,196   Schroders PLC - (United Kingdom) (a),(c)                                                 3,268,805
                                                                                                     -------------
                                                                                                         5,730,747
                                                                                                     -------------
                LEISURE & REC PRODUCTS (1.30%)
       37,780   Cts Eventim AG - (Germany) (a),(c)                                                       1,850,542
                                                                                                     -------------
                MACHINERY - CONSTRUCTION & MINING (1.47%)
       84,313   Danieli & Co. SpA - (Italy) (a)                                                          2,103,621
                                                                                                     -------------
                MACHINERY - GENERAL INDUSTRY (1.82%)
       36,776   FLSmidth & Co., A/S - (Denmark) (a)                                                      2,602,418
                                                                                                     -------------
                METAL PROCESSORS & FABRICATION (0.42%)
      748,000   China Zhongwang Holdings, Ltd. - (Cayman Islands) *,(a)                                    601,946
                                                                                                     -------------
                MULTI-LINE INSURANCE (2.28%)
      328,937   ING Groep NV - (Netherlands) (a)                                                         3,256,381
                                                                                                     -------------
                PUBLIC THOROUGHFARES (1.07%)
    2,187,382   Anhui Expressway Co, Ltd. - (China) (a)                                                  1,523,315
                                                                                                     -------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                                20

                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2009

    SHARES                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                COMMON STOCK (CONTINUED)
                REAL ESTATE OPERATIONS/DEVELOPMENT (1.47%)
      425,000   Hongkong Land Holdings, Ltd. - (Bermuda) (a),(d)                                     $   2,103,750
                                                                                                     -------------
                RENTAL AUTO/EQUIPMENT (3.32%)
    1,335,443   Northgate PLC - (United Kingdom) (a),(c)                                                 4,744,409
                                                                                                     -------------
                RETAIL - CONSUMER ELECTRONICS (2.38%)
    9,347,000   Gome Electrical Appliances Holdings, Ltd. - (Bermuda) (a)                                3,399,325
                                                                                                     -------------
                RETAIL - RESTAURANTS (2.29%)
      680,107   Domino's Pizza UK & IRL PLC - (United Kingdom) (a)                                       3,272,861
                                                                                                     -------------
                SOAP AND CLEANING PREPARATION (1.25%)
       32,845   Reckitt Benckiser Group PLC - (United Kingdom) (a)                                       1,780,022
                                                                                                     -------------
                STEEL, PIPE & TUBE (3.10%)
      205,319   Tenaris SA - (Luxembourg) (a)                                                            4,424,585
                                                                                                     -------------
                TELECOMMUNICATIONS SERVICES (2.75%)
   10,298,155   Jazztel PLC - (United Kingdom) *,(a),(c)                                                 3,930,199
                                                                                                     -------------
                TELECOMMUNICATIONS (1.03%)
       95,337   Tele2 AB - (Sweden) (a),(c)                                                              1,471,427
                                                                                                     -------------
                TRANSPORTATION SERVICES (3.03%)
      140,054   TNT NV - (Netherlands) (a),(c)                                                           4,320,236
                                                                                                     -------------
                WIRE & CABLE PRODUCTS (1.73%)
       15,826   Bekaert NV - (Belgium) (a),(c)                                                           2,463,624
                                                                                                     -------------
                TOTAL COMMON STOCK (Cost $132,443,035)                                                 139,779,322
                                                                                                     -------------
                EXCHANGE TRADED FUNDS (2.25%)
                STOCK INDEX (2.25%)
      124,746   Market Vectors Junior Gold Miners                                                        3,210,962
                                                                                                     -------------
                TOTAL EXCHANGE TRADED FUNDS
                (Cost $3,092,578)                                                                        3,210,962
                                                                                                     -------------
                TOTAL INVESTMENTS IN SECURITIES
                (Cost $137,443,201)                                                                    145,406,134
                                                                                                     -------------
                SECURITIES SOLD, NOT YET PURCHASED ((32.42)%)
                COMMON STOCK SOLD, NOT YET PURCHASED ((3.43)%)
                ENERGY - ALTERNATIVE SOURCES ((0.48)%)
     (11,252)   Vestas Wind Systems A/S - (Denmark) (a)                                                  (687,758)
                                                                                                     -------------
                FINANCE - INVESTMENT BANKER/BROKER ((0.50)%)
     (16,241)   Macquarie Group, Ltd. - (Australia) (a)                                                  (706,949)
                                                                                                     -------------
                HUMAN RESOURCES ((0.50)%)
     (59,206)   Capita Group PLC - (United Kingdom) (a)                                                  (718,025)
                                                                                                     -------------
                INVESTMENT MANAGEMENT/ADVISORY SERVICES ((0.99)%)
    (408,348)   Gartmore Group - (Cayman Islands) *,(a)                                                (1,414,464)
                                                                                                     -------------
                RETAIL - SPORTING GOODS ((0.96)%)
    (870,999)   Sports Direct International PLC - (United Kingdom) (a)                                 (1,374,188)
                                                                                                     -------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                                21

                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2009

    SHARES                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds
                   $(5,130,913))                                                                     $ (4,901,384)
                                                                                                     -------------
                EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((28.99)%)
                INTERNATIONAL EQUITY ((28.99)%)
    (748,490)   iShares MSCI EAFE Index Fund                                                          (41,376,528)
                                                                                                     -------------
                TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED
                (Proceeds $(42,138,070))                                                              (41,376,528)
                                                                                                     -------------
                TOTAL SECURITIES SOLD, NOT YET PURCHASED
                (Proceeds $(47,268,983))                                                              (46,277,912)
                                                                                                     -------------
                DERIVATIVE CONTRACTS (1.11%)
                CURRENCY FORWARDS (1.11%)

                Unrealized appreciation on forward contracts                                             1,853,849
                Unrealized depreciation on forward contracts                                              (268,314)
                                                                                                     -------------
                TOTAL CURRENCY FORWARDS                                                                  1,585,535
                                                                                                     -------------
                TOTAL DERIVATIVE CONTRACTS                                                               1,585,535
                                                                                                     -------------
    TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
    PURCHASED AND DERIVATIVE CONTRACTS -- 70.57%                                                       100,713,757
                                                                                                     -------------
    OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 29.43%                                               42,002,786
                                                                                                     -------------
    TOTAL MEMBERS' CAPITAL -- 100.00%                                                                $ 142,716,543
                                                                                                     =============

Percentages shown represent a percentage of members' capital as of December 31, 2009.

*    Non-income producing security.

(a)  Foreign.

(b)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total fair value of Rule 144A securities owned amounted to $2,415,850, which represented 1.69% of members' capital at December
     31, 2009.

(c)  Partially or wholly held  ($42,835,638  total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(d)  American Depository Receipt.



                      The preceding notes are an integral part of these financial statements.
                                                                                                                22

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2009

DERIVATIVE CONTRACTS

FOREIGN CURRENCY FORWARDS

UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF DECEMBER
31, 2009:

                                                                     Value on
Unrealized Appreciation                                             Settlement                     Unrealized
On Forward Contracts                                                   Date       Current Value   Appreciation
--------------------------------------------------------------------------------------------------------------
British Pounds - Purchase contracts
expiring 02/12/2010                                                $  2,366,466   $  2,369,468    $      3,002
--------------------------------------------------------------------------------------------------------------
British Pounds - Sale contracts
expiring 02/12/2010                                                 (18,211,080)   (17,620,516)        590,564
--------------------------------------------------------------------------------------------------------------
Danish Krone - Sale contracts
expiring 02/12/2010                                                  (1,275,064)    (1,231,177)         43,887
--------------------------------------------------------------------------------------------------------------
Euros - Sale contracts
expiring 02/12/2010                                                 (21,731,418)   (20,841,732)        889,686
--------------------------------------------------------------------------------------------------------------
Norwegian Krone - Purchase contracts
expiring 02/12/2010                                                     580,801        581,342             541
--------------------------------------------------------------------------------------------------------------
Norwegian Krone - Sale contracts
expiring 02/12/2010                                                    (598,338)      (581,342)         16,997
--------------------------------------------------------------------------------------------------------------
Swedish Krona - Purchase contracts
expiring 02/12/2010                                                     136,755        138,620           1,865
--------------------------------------------------------------------------------------------------------------
Swedish Krona - Sale contracts
expiring 02/12/2010                                                  (3,484,460)    (3,339,219)        145,240
--------------------------------------------------------------------------------------------------------------
Swiss Francs - Purchase contracts
expiring 02/12/2010                                                   1,209,548      1,226,934          17,386
--------------------------------------------------------------------------------------------------------------
Swiss Francs - Sale contracts
expiring 02/12/2010                                                  (7,795,285)    (7,650,604)        144,681
--------------------------------------------------------------------------------------------------------------

                                                                                                  $  1,853,849
                                                                                                  ============

                                                                     Value on
Unrealized Depreciation                                             Settlement                     Unrealized
On Forward Contracts                                                   Date       Current Value   Depreciation
--------------------------------------------------------------------------------------------------------------
British Pounds - Purchase contracts
expiring 02/12/2010                                                   2,647,936       2,578,174       (69,762)
--------------------------------------------------------------------------------------------------------------
British Pounds - Sale contracts
expiring 02/12/2010                                                    (933,895)       (937,973)       (4,079)
--------------------------------------------------------------------------------------------------------------
Danish Krone - Purchase contracts
expiring 02/12/2010                                                     529,380         514,442       (14,938)
--------------------------------------------------------------------------------------------------------------
Euros - Purchase contracts
expiring 02/12/2010                                                   2,812,397       2,695,307      (117,090)
--------------------------------------------------------------------------------------------------------------
Euros - Sale contracts
expiring 02/12/2010                                                  (2,685,046)     (2,689,912)       (4,865)
--------------------------------------------------------------------------------------------------------------
Swedish Krona - Purchase contracts
expiring 02/12/2010                                                $    697,285   $     667,797   $   (29,488)
--------------------------------------------------------------------------------------------------------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                            23

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2009

DERIVATIVE CONTRACTS (CONTINUED)

FOREIGN CURRENCY FORWARDS (CONTINUED)

                                                                     Value on
Unrealized Depreciation                                             Settlement                     Unrealized
On Forward Contracts (continued)                                       Date       Current Value   Depreciation
--------------------------------------------------------------------------------------------------------------
Swiss Francs - Purchase contracts
expiring 02/12/2010                                                $  1,008,362   $     980,270   $   (28,092)
--------------------------------------------------------------------------------------------------------------

                                                                                                     (268,314)
                                                                                                  ============
Total net unrealized appreciation on foreign currency forwards                                    $ 1,585,535
                                                                                                  ============



                      The preceding notes are an integral part of these financial statements.
                                                                                                            24

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2009

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing  securities  are not  necessarily  an  indication  of the risk  associated  with investing in those securities.

ASSETS TABLE

--------------------------------------------------------------------------------------------------------------
                                                                                       LEVEL 2       LEVEL 3
                                                      TOTAL FAIR                    SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                           12/31/2009    QUOTED PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------------------------------------
Investments in Securities
   Corporate Bonds
      Commercial Banks - Non US                     $   2,415,850   $          --   $ 2,415,850   $         --
                                                    ----------------------------------------------------------
   TOTAL CORPORATE BONDS                                2,415,850              --     2,415,850             --
                                                    ----------------------------------------------------------
   Common Stock
      Agricultural Chemicals                            2,924,857       2,924,857            --             --
      Athletic Footwear                                 2,102,224       2,102,224            --             --
      Auto - Cars/Light Trucks                          3,020,148       3,020,148            --             --
      Brewery                                           2,922,712       2,922,712            --             --
      Building Products - Cement/Aggregate              7,370,764       7,370,764            --             --
      Chemicals - Other                                 1,567,792       1,567,792            --             --
      Chemicals - Specialty                             5,234,433       5,234,433            --             --
      Commercial Banks - Non US                        12,196,220      12,196,220            --             --
      Containers - Metal/Glass                          2,245,142       2,245,142            --             --
      Diversified Financial Services                    1,587,196       1,587,196            --             --
      Diversified Manufacturing Operations              2,876,748       2,876,748            --             --
      Diversified Minerals                              4,706,218       4,706,218            --             --
      E-Commerce/Products                               4,094,890       4,094,890            --             --
      E-Commerce/Services                               5,816,115       5,816,115            --             --
      Electronic Components - Semiconductors            7,741,813       7,741,813            --             --
      Engineering/R&D Services                          4,048,107       4,048,107            --             --
      Finance - Other Services                          2,987,814       2,987,814            --             --
      Food - Retail                                     2,304,731       2,304,731            --             --
      Human Resources                                   9,125,359       9,125,359            --             --
      Internet Gambling                                 3,528,183       3,528,183            --             --
      Internet Infrastructure Software                  1,798,448       1,798,448            --             --
      Investment Management/Advisory Services           5,730,747       5,730,747            --             --
      Leisure & Rec Products                            1,850,542       1,850,542            --             --
      Machinery - Construction & Mining                 2,103,621       2,103,621            --             --
      Machinery - General Industry                      2,602,418       2,602,418            --             --
      Metal Processors & Fabrication                      601,946         601,946            --             --
      Multi-Line Insurance                              3,256,381       3,256,381            --             --
      Public Thoroughfares                              1,523,315       1,523,315            --             --
      Real Estate Operations/Development                2,103,750       2,103,750            --             --
      Rental Auto/Equipment                             4,744,409       4,744,409            --             --
      Retail - Consumer Electronics                     3,399,325       3,399,325            --             --
      Retail - Restaurants                              3,272,861       3,272,861            --             --
      Soap And Cleaning Preparation                     1,780,022       1,780,022            --             --
      Steel, Pipe & Tube                                4,424,585       4,424,585            --             --
      Telecommunications Services                       3,930,199       3,930,199            --             --
      Telecommunications                                1,471,427       1,471,427            --             --
      Transportation Services                           4,320,236       4,320,236            --             --
      Wire & Cable Products                             2,463,624       2,463,624            --             --
                                                    ----------------------------------------------------------
   TOTAL COMMON STOCK                                 139,779,322     139,779,322            --             --
                                                    ----------------------------------------------------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                            25

                                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2009

                                                                                       LEVEL 2       LEVEL 3
                                                      TOTAL FAIR                    SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                           12/31/2009    QUOTED PRICES      INPUTS        INPUTS
   Exchange Traded Funds
      Stock Index                                       3,210,962       3,210,962            --             --
                                                    ----------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS                          3,210,962       3,210,962            --             --
                                                    ----------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                     $ 145,406,134   $ 142,990,284   $ 2,415,850   $         --
                                                    ----------------------------------------------------------
Derivative Contracts
   Currency Forwards                                    1,853,849              --     1,853,849             --
                                                    ----------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                          $   1,853,849   $          --   $ 1,853,849   $         --
                                                    ==========================================================
TOTAL ASSETS                                        $ 147,259,983   $ 142,990,284   $ 4,269,699   $         --
                                                    ----------------------------------------------------------
LIABILITIES TABLE

--------------------------------------------------------------------------------------------------------------
                                                                                       LEVEL 2       LEVEL 3
                                                      TOTAL FAIR                    SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                           12/31/2009    QUOTED PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Energy - Alternative Sources                  $   (687,758)   $   (687,758)   $       --    $         --
      Finance - Investment Banker/Broker                (706,949)       (706,949)           --              --
      Human Resources                                   (718,025)       (718,025)           --              --
      Investment Management/Advisory Services         (1,414,464)     (1,414,464)           --              --
      Retail - Sporting Goods                         (1,374,188)     (1,374,188)           --              --
                                                    ----------------------------------------------------------
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED         (4,901,384)     (4,901,384)           --              --
                                                    ----------------------------------------------------------
   Exchange Traded Funds Sold, Not Yet
      Purchased International Equity                 (41,376,528)    (41,376,528)           --              --
                                                    ----------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET
   PURCHASED                                         (41,376,528)    (41,376,528)           --              --
                                                    ----------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED            $(46,277,912)   $(46,277,912)   $       --    $         --
                                                    ----------------------------------------------------------
Derivative Contracts
   Currency Forwards                                    (268,314)             --      (268,314)             --
                                                    ----------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                          $   (268,314)   $         --    $ (268,314)   $         --
                                                    ----------------------------------------------------------
TOTAL LIABILITIES                                   $(46,546,226)   $(46,277,912)   $ (268,314)   $         --
                                                    ----------------------------------------------------------



                      The preceding notes are an integral part of these financial statements.
                                                                                                            26

                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2009


                                                                                                 DECEMBER 31, 2009
Investments in Securities - By Country                                          Percentage of Members' Capital (%)
--------------------------------------                                          ----------------------------------
  United Kingdom                                                                                            26.11%
  Germany                                                                                                   11.84%
  Switzerland                                                                                                9.49%
  Netherlands                                                                                                7.33%
  Sweden                                                                                                     6.10%
  Italy                                                                                                      6.07%
  Australia                                                                                                  4.39%
  Hong Kong                                                                                                  3.96%
  Bermuda                                                                                                    3.85%
  Belgium                                                                                                    3.78%
  Luxembourg                                                                                                 3.10%
  France                                                                                                     2.88%
  Indonesia                                                                                                  2.27%
  Brazil                                                                                                     1.97%
  Denmark                                                                                                    1.34%
  China                                                                                                      1.07%
  Cayman Islands                                                                                             0.45%
  Ireland                                                                                                    0.20%
  United States                                                                                           (26.74%)


                                                                                                 December 31, 2009
Investments in Foreign Currency Forwards - By Currency                          Percentage of Members' Capital (%)
------------------------------------------------------                          ----------------------------------
  Euros - Sale contracts                                                                                     0.62%
  British Pounds - Sale contracts                                                                            0.42%
  Swedish Krona - Sale contracts                                                                             0.10%
  Swiss Francs - Sale contracts                                                                              0.10%
  Danish Krone - Sale contracts                                                                              0.03%
  Norwegian Krone - Sale contracts                                                                           0.01%
  Norwegian Krone - Purchase contracts                                                                       0.00%
  Swiss Francs - Purchase contracts                                                                        (0.01%)
  Danish Krone - Purchase contracts                                                                        (0.01%)
  Swedish Krona - Purchase contracts                                                                       (0.02%)
  British Pounds - Purchase contracts                                                                      (0.05%)
  Euros - Purchase contracts                                                                               (0.08%)



                      The preceding notes are an integral part of these financial statements.
                                                                                                                27

               UBS TAMARACK INTERNATIONAL FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 19, 2009. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by UBS Tamarack Management, L.L.C. (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the Investment Company Act of 1940, as amended, that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its Comparable Funds. The Directors noted that the Fund's 2009 return for the period ended September 30, 2009 significantly exceeded the median returns of the Comparable Funds and the relevant indexes (HFRI Equity Hedge, HFRX Equity Hedge, MSCI EAFE and MSCI World Index (MSDUWI)). The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that, for the three- and five-year periods ended September 30, 2009, the Fund's volatility was above the median volatility of its Comparable Funds.

     The Directors considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the advisory fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the Fund's management fee was below the median management fee of its Comparable Funds, while its incentive fee was equal to six of the seven
Comparable Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was equal to the lowest management fee being charged to the UBS alternative investment single-manger funds, and also was the next to lowest management fee for all UBS alternative investment products, and that the Fund's incentive fee was not higher than any incentive fee being charged to any single-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative Investment Products.

     The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and Officers of the Fund as of December 31, 2009 is set forth  below.  The  statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                               FUND          OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                               COMPLEX        DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND           AND LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS          TIME SERVED (1)             DURING PAST 5 YEARS              DIRECTOR              COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
Meyer Feldberg (67) (3)       Term -- Indefinite  Dean Emeritus and Professor of           See Footnote  Director of: Primedia,
UBS Financial Services Inc.     Length--since     Management of the Graduate School of          2.       Inc., Macy's, Inc., Revlon,
1285 Avenue of the Americas    Commencement of    Business, Columbia University; Senior                  Inc., NYC Ballet and SAPPI
New York, NY 10019               Operations       Advisor to Morgan Stanley                              Ltd.  Advisory Director of
Director                                                                                                 Welsh Carson Anderson &
                                                                                                         Stowe.

George W. Gowen (80)          Term -- Indefinite  Law partner of Dunnington, Bartholow          11       None
UBS Financial Services Inc.     Length--since     & Miller
1285 Avenue of the Americas    Commencement of
New York, NY 10019               Operations
Director

Stephen H. Penman (63)        Term -- Indefinite  Professor of Financial Accounting of          11       None
UBS Financial Services Inc.     Length--since     Graduate School of Business, Columbia
1285 Avenue of the Americas       July 2004       University
New York, NY 10019
Director

Virginia G. Breen (45)        Term -- Indefinite  General Partner of Sienna Ventures and        11       Director of: Modus Link,
UBS Financial Services Inc.     Length--since     General Partner of Blue Rock Capital                   SMGI, Inc; Excelsior
1285 Avenue of the Americas      May 30, 2008                                                            Absolute Return Fund of
New York, NY 10019                                                                                       Funds, L.L.C.; Excelsior
Director                                                                                                 Buyout Investors, L.L.C.;
                                                                                                         Excelsior LaSalle Property
                                                                                                         Fund Inc; UST Global
                                                                                                         Private Markets Fund L.L.C.
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
Robert F. Aufenanger (56)
UBS Financial Services Inc.   Term -- Indefinite  Executive Director of UBS Alternative
1285 Avenue of the Americas     Length--since     Investments US since April 2007
New York, NY 10019               May 1, 2007      Prior to April 2007, Chief Financial         N/A                 N/A
Principal Accounting Officer                      Officer and Senior Vice President of
                                                  Alternative Investments Group at U.S.
                                                  Trust Corporation from 2003 - 2007

Frank Pluchino (50)
UBS Financial Services Inc.   Term - Indefinite   Assistant Director of Compliance of
1000 Harbor Boulevard          Length - since     UBS Financial Services Inc. since 2003
Weehawken, NY 07086             July 19, 2005     and Deputy Director of Compliance UBS        N/A                 N/A
Chief Compliance Officer                          Financial Services of Puerto Rico Inc.
                                                  since October 2006. Prior to 2003,
                                                  Chief Compliance Officer of
                                                  LibertyView Capital Management, Inc.,
                                                  an investment adviser, and LibertyView
                                                  Alternative Asset Management, Inc., an
                                                  NASD broker-dealer.

Craig Goos (39)               Term -- Indefinite
UBS Financial Services Inc.     Length--since     Managing Director UBS Alternative            N/A                 N/A
1285 Avenue of the Americas     September 18,     Investments US since September 2008.
New York, NY 10019                  2008          Prior to September 2008, Managing
Principal Executive Officer                       Director of Bear Stearns Alternative
                                                  Investment platform from 2004-2009.

(1) For  Directors,  their  terms are for the  duration  of the term of the Fund,  unless his  status as a Director  shall be sooner terminated by death, adjudicated incompetent,  voluntarily withdraw,  physically unable to perform duties, removed either by vote or written  consent of at  two-thirds of the  Directors or vote or written  consent of Members  holding not less than two thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr.  Feldberg is an "interested  person" of the Fund because he is an affiliated  person of a  broker-dealer  with which the UBS
Financial Services  Alternative  Investment Group of Funds does business.  Mr. Feldberg is not an affiliated person of UBS Financial
Services or its affiliates.

The Fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and third  quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at  http://www.sec.gov  and may be reviewed or copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 201-352-3571.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $178,225 in 2009 and $70,014 in 2008. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $7,500 in 2009 and $16,500 in 2008. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $170,000 in 2009 and $81,000 in 2008. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $0 in 2008.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.030 million for 2009 and $2.240 million for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                          REACHCAPITAL MANAGEMENT, LLC.
                      PROXY VOTING POLICIES AND PROCEDURES

I. TYPES OF ACCOUNTS TO WHICH REACHCAPITAL MANAGEMENT LLC VOTES PROXIES

     ReachCapital Management, LLC ("REACH") votes proxies for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

     In voting proxies, REACH is guided by general fiduciary principles. REACH's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. REACH attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW REACH VOTES

     Generally, REACH divides proxies into routine matters and non-recurring or extraordinary matters. It is REACH's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, REACH votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, REACH votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. REACH divides issues into eleven categories listed below in Section V.

IV. CONFLICTS OF INTEREST

     In furtherance of REACH's goal to vote proxies in the best interests of clients, REACH follows procedures designed to identify and address material conflicts that may arise between REACH's interests and those of its clients before voting proxies on behalf of such clients.

A.   Procedures for Identifying Conflicts of Interest.

     REACH relies on the following to seek to identify conflicts of interest with respect to proxy voting:

     REACH employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of REACH with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of REACH's business, and (ii) to bring conflicts of interest of which they become aware to the attention of REACH's Chief Financial Officer.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

     1. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) above must be brought to the attention of REACH's Chief Financial Officer for resolution.

     2. REACH's Chief Financial Officer will work with appropriate REACH personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence REACH's decision-making in voting the proxy. If it is determined that a conflict of interest is not material, REACH may vote proxies notwithstanding the existence of the conflict.

     3. If it is determined that a conflict of interest is material, REACH's Chief Financial Officer will work with appropriate REACH personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

          - disclosing the conflict to clients and obtaining their consent before voting;

          - suggesting to clients that they engage another party to vote the proxy on their behalf;

          - engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

          - such other method as is deemed appropriate under the circumstances given the nature of the conflict.

REACH's Chief Financial Officer shall maintain a written record of the method used to resolve a material conflict of interest.

V. VOTING POLICY

     These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

A.   Election of Directors

     1.   Voting on Director Nominees in Uncontested Elections.

          We vote for director nominees.

     2.   Chairman and CEO is the Same Person.

          We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

     3.   Majority of Independent Directors

          (1) We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (E.G., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following:
               (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

          (2) We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

     4.   Stock Ownership Requirements

          We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     5.   Term of Office

          We vote against shareholder proposals to limit the tenure of independent directors.

     6.   Director and Officer Indemnification and Liability Protection

          (1) Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

          (2) We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

          (3) We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          (4) We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND
               (ii) only the director's legal expenses would be covered.

     7.   Charitable Contributions

          We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

     8.   Mandatory Retirement Ages

          We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

B.   Proxy Contests

     1.   Voting for Director Nominees in Contested Elections

          We vote on a case-by-case basis in contested elections of directors.

     2.   Reimburse Proxy Solicitation Expenses

          We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

C.   Auditors

     1.   Ratifying Auditors

          We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

D.   Proxy Contest Defenses

     1.   Board Structure: Staggered vs. Annual Elections

          (1)  We vote against proposals to classify the board.

          (2) We vote for proposals to repeal classified boards and to elect all directors annually.

     2.   Shareholder Ability to Remove Directors

          (1) We vote against proposals that provide that directors may be removed ONLY for cause.

          (2) We vote for proposals to restore shareholder ability to remove directors with or without cause.

          (3) We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          (4) We vote for proposals that permit shareholders to elect directors to fill board vacancies.

     3.   Cumulative Voting

          (1)  We vote against proposals to eliminate cumulative voting.

          (2) We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

     4.   Shareholder Ability to Call Special Meetings

          (1) We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          (2) We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     5.   Shareholder Ability to Act by Written Consent

          (1) We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          (2) We vote for proposals to allow or make easier shareholder action by written consent.

     6.   Shareholder Ability to Alter the Size of the Board

          (1)  We vote for proposals that seek to fix the size of the board.

          (2) We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

E.   Tender Offer Defenses

     1.   Poison Pills

          (1) We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          (2) We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

          (3) We vote on a case-by-case basis management proposals to ratify a poison pill.

     2.   Fair Price Provisions

          (1) We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          (2) We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   Greenmail

          (1) We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          (2) We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     4.   Unequal Voting Rights

          (1)  We vote against dual class exchange offers.

          (2)  We vote against dual class re-capitalization.

     5.   Supermajority Shareholder Vote Requirement to Amend the Charter or
          Bylaws

          (1) We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     6.   Supermajority Shareholder Vote Requirement to Approve Mergers

          (1) We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     7.   White Squire Placements

          We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.   Miscellaneous Governance Provisions

     1.   Confidential Voting

          (1) We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

          (2)  We vote for management proposals to adopt confidential voting.

     2.   Equal Access

          We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     3.   Bundled Proposals

          We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     4.   Shareholder Advisory Committees

          We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

G.   Capital Structure

     1.   Common Stock Authorization

          (1) We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

          (2) We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

               (a) Company has already issued a certain percentage (I.E., greater than 50%) of the company's allotment.

               (b) The proposed increase is reasonable (I.E., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

     2.   Stock Distributions: Splits and Dividends

          We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

          Reverse Stock Splits

          We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

          Blank Check Preferred Stock Authorization

          We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

          Shareholder Proposals Regarding Blank Check Preferred Stock

          We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     3.   Adjust Par Value of Common Stock

          We vote for management proposals to reduce the par value of common stock.

     4.   Pre-emptive Rights

          (1) We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

               (a)  size of the company.

               (b) characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

               (c) percentage of the rights offering (rule of thumb less than 5%).

          (2) We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     5.   Debt Restructuring

          We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     6.   Share Repurchase Programs

          We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

H.   Executive and Director Compensation

     In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     1.   Shareholder Proposals to Limit Executive and Director Pay

          (1) We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

          (2) We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, I.E., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

     2.   Golden Parachutes

          (1) We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

          (2) We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

     3.   Employee Stock Ownership Plans (ESOPs)

          We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

I. Country of Incorporation

Voting on Re-incorporation Proposals

          We vote on a case-by-case basis for proposals to change a company's country of incorporation.

J. Mergers and Corporate Restructuring

     1.   Mergers and Acquisitions

          We vote on a case-by-case basis for mergers and acquisitions.

     2.   Corporate Restructuring

          We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

     3.   Spin-offs

          We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     4.   Asset Sales

          We vote on a case-by-case basis for asset sales.

     5.   Liquidations

          We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     6.   Appraisal Rights

          We vote for proposals to restore, or provide shareholders with, rights of appraisal.

     7.   Changing Corporate Name

          We vote on a case-by-case basis for changing the corporate name.

K.   Social and Environmental Issues

          In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

          (1) whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          (2)  the percentage of sales, assets and earnings affected;

          (3) the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          (4) whether the issues presented should be dealt with through government or company-specific action;

          (5) whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          (6) whether the company's analysis and voting recommendation to shareholders is persuasive;

          (7)  what other companies have done in response to the issue;

          (8)  whether the proposal itself is well framed and reasonable;

          (9) whether implementation of the proposal would achieve the objectives sought in the proposal; and

          (10) whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by REACH in its sole discretion.

VI.  RECORD KEEPING AND OVERSIGHT

          REACH shall maintain the following records relating to proxy voting:

          -    a copy of these policies and procedures;

          -    a copy of each proxy form (as voted);

          - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

          - documentation relating to the identification and resolution of conflicts of interest;

          - any documents created by REACH that were material to a proxy voting decision or that memorialized the basis for that decision; and

     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in REACH's office.

     In addition, with respect to proxy voting records any fund registered under the Investment Company Act of 1940, REACH shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

     In lieu of keeping copies of proxy statements, REACH may rely on proxy statements filed through the ADP ProxyEdge Lite software application available via the internet.

                                   ----------

     These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                         PORTFOLIO MANAGEMENT DISCLOSURE

Nigel Hart and Pieter Taselaar, who together control ReachCapital, are the Fund's Portfolio Managers and have served in those positions since the Fund's commencement of operations on July 2, 2001. As

Portfolio Managers, Mr. Hart is primarily responsible for the investment strategy and the day-do-day management of the Fund's portfolio with Mr. Taselaar providing additional portfolio management input.

Mr. Hart has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he served as Senior Vice President and Portfolio Manager in the international investment division of Putnam Investments, where he was co-manager of the Putnam International Voyager Fund, which, together with institutional accounts utilizing a substantially similar strategy, had approximately $3.5 billion in assets as of September 2000. Mr. Hart was also a co-manager of the Putnam European Growth Fund. Prior to joining Putnam, he was a fund manager for Hill Samuel Investment Advisers. Mr. Hart graduated with honors in Economics from the University of East Anglia in the United Kingdom.

Mr. Taselaar has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he was a Senior Managing Director at ABN AMRO, New York specializing in European equities. From 1990 until 1994, Mr. Taselaar was a Corporate Finance Analyst at ABN AMRO. Prior to that time, he was in institutional sales at Drexel, Burnham Lambert, focusing on Non-U.S. Equities. Mr. Taselaar holds a law degree from Leiden University, The Netherlands, and an MBA from Columbia University Graduate School of Business.

The Fund's Portfolio Managers manage multiple accounts in addition to the Fund through separate businesses, including other pooled investment vehicles (hedge funds) and separately managed accounts.

The Portfolio Managers' goal is to provide high quality investment services to all of their clients, including the Fund. ReachCapital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Managers could favor one account over another in the amount or the sequence in which orders to redeem investments are placed.

Additionally, ReachCapital could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts managed by the Portfolio Managers may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

All accounts managed by the Portfolio Managers are currently charged similar advisory and performance fees. However, a potential conflict of interest could arise if the Portfolio Managers were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Managers may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Managers' compensation.

The Portfolio Managers do not receive a fixed annual salary from ReachCapital or from the Fund, nor is their annual compensation subject to any precise formula, benchmark or other metric. Rather, as equity owners of ReachCapital, the compensation received by each Portfolio Manager is generally equal to his proportionate share of the annual net profits earned by ReachCapital and such affiliated firms from advisory fees and performance-based fees derived from client accounts, including the Fund.

The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year. All such accounts, and the assets managed thereunder, bear performance-based advisory fees.

NIGEL HART

     REGISTERED
INVESTMENT COMPANIES       POOLED ACCOUNTS         OTHER ACCOUNTS
--------------------   ----------------------   -------------------
 NUMBER OF    ASSETS   NUMBER OF     ASSETS     NUMBER OF    ASSETS
  ACCOUNTS   MANAGED    ACCOUNTS     MANAGED     ACCOUNTS   MANAGED
 ---------   -------   ---------   ----------   ---------   -------
 0             N/A         2       $8,000,000       0         N/A

PIETER TASELAAR

     REGISTERED
INVESTMENT COMPANIES       POOLED ACCOUNTS         OTHER ACCOUNTS
--------------------   ----------------------   -------------------
 NUMBER OF    ASSETS   NUMBER OF     ASSETS     NUMBER OF    ASSETS
  ACCOUNTS   MANAGED    ACCOUNTS     MANAGED    ACCOUNTS    MANAGED
 ---------   -------   ---------   ----------   ---------   -------
0              N/A         2       $8,000,000       0         N/A

As an equity owner of ReachCapital, which in turn is a member of UBS Tamarack Management, L.L.C., the Fund's Adviser, Mr. Hart may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. As of the end of the Fund's most recent fiscal year, each of Mr. Hart and Mr. Taselaar may be considered to have been the indirect beneficial owner of interests in the Fund with a value in the range from $100,001 to $500,000.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant  to Rule  30a-2(b) under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Tamarack International Fund, L.L.C.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date 3/4/2010

* Print the name and title of each signing officer under his or her signature.